General information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information	General information
Pátria Investments Limited (“Pátria” or the “Company”) is incorporated under the laws of Bermuda on July 6, 2007, and transferred its registration and domicile by way of registration by continuation to the Cayman Islands on October 12, 2020. The Company’s registered office and headquarters are located in the Cayman Islands, and since that date its legal, regulatory, and financial obligations have been governed by Cayman Islands law.
The Company is a public holding company controlled by Patria Holdings Limited (the “Parent”), which held 51.78% of the Company’s common shares as of December 31, 2025 (December 31, 2024: 53.76%). The Parent is ultimately controlled by a group of individuals. The Company's common shares listed on the Nasdaq Global Select Market (“NASDAQ‑GS”) under the ticker symbol “PAX”.
The Company and its subsidiaries (collectively, the “Group”) are a global alternative investment firm focused on the middle market segment, specializing in resilient sectors across select regions. The Group offers a comprehensive and expanding array of investments strategies across major asset classes - private equity, infrastructure, credit, real estate, and public equities. The Group offer these strategies through a variety of product structures designed to meet our clients' investment goals and liquidity needs. Product structures, generally fall into the categories of closed-end funds, permanent capital listed vehicles and interval funds, open end funds, and separately managed accounts ("SMAs"), among others.
The Group’s operations include investment offices in Montevideo (Uruguay), São Paulo (Brazil), Bogota (Colombia), Medellín (Colombia), Edinburgh (Scotland - United Kingdom), and Santiago (Chile), as well as client-coverage offices in New York (United States), London (United Kingdom), Dubai (United Arab Emirates) and Hong Kong (People's Republic of China) to cover the investor base of its underlying investment products, in addition to its corporate business office in Grand Cayman (Cayman Islands).
The Group’s main executive office is located at 60 Nexus Way, 4th floor, Camana Bay, PO Box 757, KY1-9006, Grand Cayman, Cayman Islands.